PROVISIONS - Schedule of provisions (Details) $ in Millions	6 Months Ended
Jun. 30, 2026 USD ($)
PROVISIONS
Balance at beginning	$ 57.7
Changes in other provisions
Provisions made during the period	13.1
Provisions used during the period	(8.6)
Provisions reversed during the period	(0.3)
Translation differences	(1.1)
Balance at ending	60.8
Long-term provisions	17.7
Current provisions	43.1
Total	60.8
Product warranty
PROVISIONS
Balance at beginning	25.5
Changes in other provisions
Provisions made during the period	2.8
Provisions used during the period	(1.3)
Provisions reversed during the period	0.0
Translation differences	(0.8)
Balance at ending	26.2
Restructuring
PROVISIONS
Balance at beginning	2.9
Changes in other provisions
Provisions made during the period	5.2
Provisions used during the period	(6.2)
Provisions reversed during the period	0.0
Translation differences	(0.1)
Balance at ending	1.8
Other
PROVISIONS
Balance at beginning	29.3
Changes in other provisions
Provisions made during the period	5.1
Provisions used during the period	(1.1)
Provisions reversed during the period	(0.3)
Translation differences	(0.2)
Balance at ending	$ 32.8